EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF FAIR VALUE OF OPTIONS
SCHEDULE OF OPTIONS GRANTED TO EMPLOYEE

Name	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable	Option Exercise Price ($)	Option Expiration Date
Chief Financial Officer	2,273,399	6,820,198	$0.0001	07.01.2031